Exhibit 99.1

GM Financial Automobile Leasing Trust 2019-1

3.96% Exchange Note

Class A-1 2.70041% Asset Backed Notes

Class A-2A 2.91% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 2.98% Asset Backed Notes

Class A-4 3.08% Asset Backed Notes

Class B 3.37% Asset Backed Notes

Class C 3.56% Asset Backed Notes

Class D 3.95% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	01/02/19
End of Period:	02/28/19
Number of days in Interest Period (Actual/360):	27
Number of days in Collection Period:	58
Report Due Date:	03/18/19
Distribution Date:	03/20/19
Transaction Month:	1

2019-1				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	55,040	01/02/2019	02/21/2019	$1,332,675,534

Total	55,040			$1,332,675,534

RECONCILIATION OF 2019-1 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$1,332,675,534

{2} Reduction in Agg. Securitization Value due to payments				{2}	27,329,749
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	2,029,311
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	7,309,608
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	36,668,668

{7} End of period Aggregate Securitization Value					{7}	$1,296,006,866

{8} Pool Factor					{8}	97.248492%

RECONCILIATION OF 2019-1 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,270,000,000

{10} Beginning of period Exchange Note Balance					{10}	$1,270,000,000

{11} Exchange Note Principal Payment Amount					{11}	36,668,668

{12} End of period Exchange Note Balance					{12}	$1,233,331,332

{13} Note Pool Factor					{13}	97.112703%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$215,000,000	$334,140,000	$75,000,000	$357,820,000	$92,180,000

{15} Beginning of period Note Balance	{15}	$215,000,000	$334,140,000	$75,000,000	$357,820,000	$92,180,000

{16} Noteholders’ Principal Distributable Amount	{16}	36,668,668	0	0	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	9,534,103	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$168,797,229	$334,140,000	$75,000,000	$357,820,000	$92,180,000

{21} Note Pool Factor	{21}	78.510339%	100.000000%	100.000000%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$57,970,000	$53,970,000	$33,320,000		$1,219,400,000

{23} Beginning of period Note Balance	{23}	$57,970,000	$53,970,000	$33,320,000		$1,219,400,000

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		36,668,668
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		9,534,103
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$57,970,000	$53,970,000	$33,320,000		$1,173,197,229

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		96.211024%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance	{30}	$1,332,675,534

{31} Ending Designated Pool Balance	{31}	1,296,006,866
{32} Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33} Sum of {31} + {32}	{33}	1,296,006,866

{34} Exchange Note Principal Payment Amount {30} - {33}	{34}	$36,668,668

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$1,270,000,000	$0	3.96%	29	30/360	$4,051,300

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2019-1 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$45,090,759
{37} Net Liquidation Proceeds collected during period	{37}	6,114,395
{38} Investment Earnings	{38}	20,056
{39} Investment Earnings - transferred to Indenture Note Collection Account	{39}	(20,056)
{40} Deposit from Servicer	{40}	0

{41} Total Additions:	{41}	51,205,154

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee	{42}	2,147,088
{43} To the 2019-1 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	4,051,300
{44} To the 2019-1 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	36,668,668
{45} To the 2019-1 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	8,338,098
{46} To the 2019-1 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	0

{47} Total Distributions:	{47}	$51,205,154

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value	{48}	$1,332,675,534
{49} Ending Agg. Securitization Value	{49}	1,296,006,866
{50} Principal Distributable Amount {48} - {49}	{50}	36,668,668

{51} Noteholders’ Principal Carryover Amount	{51}	0

{52} Principal Distributable Amount + Noteholders’ Principal Carryover Amount	{52}	36,668,668

{53} Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance	{53}	69,987,443

{54} Noteholders’ Principal Distributable Amount Lessor of {52} and {53}	{54}	$36,668,668

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$215,000,000	$0	2.70041%	27	Actual/360	$435,442
{56}	Class A-2A	$334,140,000	0	2.91%	29	30/360	783,280
{57}	Class A-2B	$75,000,000	0	2.72225%	27	Actual/360	153,127
{58}	Class A-3	$357,820,000	0	2.98%	29	30/360	858,967
{59}	Class A-4	$92,180,000	0	3.08%	29	30/360	228,709
{60}	Class B	$57,970,000	0	3.37%	29	30/360	157,373
{61}	Class C	$53,970,000	0	3.56%	29	30/360	154,774
{62}	Class D	$33,320,000	0	3.95%	29	30/360	106,023

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2019-1 Exchange Note Collections	{63}	$49,058,066
{64} Investment Earnings	{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account	{65}	20,056
{66} Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{66}	2,969
{67} Optional Purchase Price	{67}	0
{68} Indenture Section 5.4 disposition of Collateral	{68}	0
{69} Available Funds:	{69}	49,081,091

{70} Reserve Account Withdrawal Amount	{70}	0

{71} Total Distributable Funds:	{71}	49,081,091

Distributions:
{72} To the Successor Servicer, unpaid transition expenses, pro rata	{72}	0
{73} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	417
{74} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	208
{75} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{75}	0
{76} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{76}	435,442
{77} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{77}	783,280
{78} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{78}	153,127
{79} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{79}	858,967
{80} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{80}	228,709
{81} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82} Class B Noteholders’ Interest Distributable Amount	{82}	157,373
{83} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84} Class C Noteholders’ Interest Distributable Amount	{84}	154,774
{85} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86} Class D Noteholders’ Interest Distributable Amount	{86}	106,023
{87} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88} Noteholders’ Principal Distributable Amount	{88}	36,668,668
{89} To the Reserve Account, the Reserve Amount Required Amount	{89}	0
{90} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{90}	9,534,103
{91} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95} To the Issuer Trust Certificateholders, the aggregate amount remaining	{95}	0

{96} Total Distributions:	{96}	$49,081,091

PRINCIPAL PARITY AMOUNT CALCULATION

		(X)	(Y)	(I)	(II)
	Class	Cumulative Note Balance	Aggregate Securitization Value	Excess of (X) - (Y)	Total Available Funds in Indenture Collection Account			Lesser of (I) or (II)
{97}	Class A	$1,074,140,000	$1,296,006,866	$0	$		46,620,941	$0
{98}	Class B	1,132,110,000	1,296,006,866	0			46,463,568	0
{99}	Class C	1,186,080,000	1,296,006,866	0			46,308,794	0
{100}	Class D	1,219,400,000	1,296,006,866	0			46,202,771	0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{101} Excess Total Available Funds							{101}	$9,534,103

	{102} Beginning Note Balance					{102}	1,219,400,000
	{103} Principal payments through Indenture Section 8.3 (a) (i) through (xv)					{103}	36,668,668
	{104} Pro-Forma Note Balance						{104}	1,182,731,332

	{105} Ending Aggregate Securitization Value					{105}	1,296,006,866
	{106} 11% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,10% Thereafter ($146,594,309)					{106}	146,594,309
	{107} Required Pro Forma Note Balance {105} - {106}						{107}	1,149,412,557

	{108} Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}							{108}	33,318,775

	{109} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{109}	$9,534,103

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{110} Ending Aggregate Securitization Value							{110}	$1,296,006,866
	{111} End of Period Note Balance							{111}	1,233,331,332
	{112} Overcollateralization							{112}	62,675,534
	{113} Overcollateralization %								{113}	4.84%

	Asset Backed Notes:
	{114} Ending Aggregate Securitization Value							{114}	1,296,006,866
	{115} End of Period Note Balance							{115}	1,173,197,229
	{116} Overcollateralization							{116}	122,809,637
	{117} Overcollateralization %								{117}	9.48%

	RECONCILIATION OF 2019-1 CASH RESERVE ACCOUNT
	{118} Specified Reserve Balance								{118}	$6,663,378

	{119} Beginning of Period Reserve Account balance								{119}	$6,663,378
	{120} Investment Earnings							{120}	2,969
	{121} From the Indenture Collection Account, the Reserve Account Required Amount							{121}	0
	{122} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{122}	0
	{123} Total Reserve balance available:								{123}	6,666,347

	{124} Specified Reserve Balance								{124}	6,663,378

	{125} Release Excess Cash to Indenture Collection Available Funds								{125}	2,969

	{126} End of period Reserve Account balance								{126}	$6,663,378

	ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER
									Dollars	Percentage
	{127} Receivables with Scheduled Payment delinquent 61 days or more							{127}	$46,972	0.00%
	{128} Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.40%)							{128}		Yes

	CREDIT RISK RETENTION (1)
									Dollars	Percentage
	{129} Fair Value of Residual Interest							{129}	$131,574,422	9.74%
	{130} Total Fair Value of Notes and Residual Interest							{130}	$1,350,974,422	100.00%
	{131} Compliance (Fair Value must be at least 5% of the aggregate value of the Notes and Residual Interest)							{131}		Yes

(1) Recalculated as of the closing date. Changes in the fair value methodology or inputs and assumptions as described in the prospectus include final interest rates and final tranche sizes as of the closing date and listed above. In determining the interest payments on the floating rate Class A-2-B Notes, one-month LIBOR is assumed to reset consistent with the applicable forward rate curve as of February 21, 2019.

By:	/s/Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	March 15, 2019

GM Financial

GMALT 2019-1

Supplemental Monthly Data

February 28, 2019

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,332,675,534	$989,423,236
Change	(36,668,668)	(7,408,920)

End of Period	$1,296,006,866	$982,014,316
Residual Value as % of Agg. Securitization Value		75.77%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	54,529	1,293,977,582	99.84%
31 - 60 days	77	1,982,312	0.15%
61 - 90 days	1	28,634	0.00%
91 - 120 days	1	18,338	0.00%

Total	54,608	1,296,006,866	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	155	4,086,652	155	4,086,652
Standard terminations	21	424,980	21	424,980

Total retained by lessee	176	4,511,632	176	4,511,632
Returned Vehicles
Early terminations	160	2,797,976	160	2,797,976
Standard terminations	0	0	0	0

Total returned to dealer	160	2,797,976	160	2,797,976
Charged off leases / Repossessed vehicles	96	2,029,311	96	2,029,311
Repurchases	0	0	0	0
Other	0	0	0	0

Total terminations	432	9,338,919	432	9,338,919

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	2,029,311	2,029,311
less: Sales proceeds	809,604	809,604
less: Excess wear and excess mileage received	0	0
less: Other amounts received	—	0

Net Credit (Gain) Loss	1,219,707	1,219,707

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	2,505,625	2,505,625
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	2,414,517	2,414,517
less: Excess wear and excess mileage received	941	941
less: Other recovery amounts	—	0

Residual (Gain) Loss	90,167	90,167

	Current Period	Prev. Month
Prepay Speed	0.7045%

Return Rate based on Scheduled to Terminate(2)	0.0000%

Return Rate based on Terminated Leases(3)	37.0370%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.